Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments (Abstract)
Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)
Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)		Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
Interest rate swaps	2014	2013	Interest expense and finance cost	2014	2013	2014	2013	Gain on interest rate swap agreement	2014	2013
	-	(4).		-	(466).	-	462		-	4